IDS New
                                                                     Dimensions
                                                                           Fund
                                                         1999 SEMIANNUAL REPORT
(icon of) ruler


The goal of IDS New Dimensions Fund, Inc.
is long-term growth of capital.




Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Fast-track Stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of IDSNew Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are poised to continue growing due to their superior management, marketing innovation and/or technological advances.


CONTENTS
From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24
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From the Chairman

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

It is an honor for me to join the IDSMutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of governmental employees. My responsibility in the coming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation, nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of American Express Financial Corporation and for the services it provides investors. Your financial advisor assists you in financial planning, conducts regular investment reviews, and responds to your questions and needs. This is a very personal service that makes AEFCa partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy. AEFC wants you to participate in that growth. Our board is here to serve you and to represent your interests in a professional manner.


Arne H. Carlson



From the Portfolio Manager

(picture of) Gordon Fines
Gordon Fines
Portfolio manager

Growth stocks overcame a steep summer decline to move substantially higher during the past six months. IDS New Dimensions Fund's Class A shares took advantage of the rebound to generate a 15.51% total return for the period -- August 1998 through January 1999. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset by a like amount.)

The U.S. stock market was in the throes of a sell-off when the period began last August. Worried about worsening economic problems in Asia, Russia and Latin America, investors had earlier concluded that American corporate profits were at considerable risk. Most vulnerable, they reasoned, were technology companies, whose stocks were hit especially hard during the decline. For the Fund, the result was a loss of nearly 16% in August.

That was a deep hole to climb out of, but stocks wasted no time in doing it. Supported in large part by three reductions in short-term interest rates by the Federal Reserve Board, the market made up all of its lost ground by the end of November, then followed that with two more months of strong gains.


RECOVERY LED BY LARGE-CAPS
The large-capitalization growth stocks that have been the mainstays of the Fund in recent years continued to prove their worth during the rebound. General Electric, Cisco Systems, Microsoft, Pfizer, IBM and Wal-Mart -- all among the Fund's largest holdings -- were particularly strong.

As for stock sectors, the emphasis remained on technology, health care, financial services and business services. In the only change of note, during the fall I did establish a modest position in utility stocks to provide some cushion for the Fund in the event of additional market downturns. Should the investment environment become more stable, I'll probably eliminate that position in order to structure the Fund more aggressively.

Looking toward the second half of the fiscal year, the biggest question facing the market is likely to revolve around how strong corporate earnings will be. I think large-cap growth stocks continue to have an advantage in that regard and, therefore, offer the best potential for gain. Only time will tell, of course, and six months from now, I'll discuss how things turned out.


Gordon Fines


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                       $30.03
July 31, 1998                                                       $27.59
Increase                                                            $ 2.44

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                         $ 0.11
From capital gains                                                  $ 1.64
Total distribution                                                  $ 1.75
Total return*                                                      +15.51%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                       $29.50
July 31, 1998                                                       $27.19
Increase                                                            $ 2.31

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                         $ 0.05
From capital gains                                                  $ 1.64
Total distribution                                                  $ 1.69
Total return*                                                      +15.08%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                       $30.05
July 31, 1998                                                       $27.62
Increase                                                            $ 2.43

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                         $ 0.13
From capital gains                                                  $ 1.64
Total distribution                                                  $ 1.77
Total return*                                                      +15.54%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings

                                     Percent                     Value
                                 (of net assets)         (as of Jan. 31, 1999)
 Cisco Systems                          4.22%                $892,499,999
 General Electric                       3.47                  734,125,000
 Wal-Mart Stores                        3.42                  722,400,000
 Intl Business Machines                 3.12                  659,700,000
 Microsoft                              2.98                  630,000,000
 Pfizer                                 2.74                  578,812,500
 America Online                         2.49                  527,062,500
 Safeway                                2.39                  505,125,000
 Intel                                  2.33                  493,281,250
 Time Warner                            2.13                  450,000,000

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities" herein.

(icon of) pie chart
                           The 10 holdings listed here
                           make up 29.29% of net assets

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


Financial Statements

Statement of assets and liabilities
IDS New Dimensions Fund, Inc.

Jan. 31, 1999 (Unaudited)

Assets
Investment in Growth Trends Portfolio (Note 1)                                        $21,102,959,471
                                                                                     ---------------

Liabilities
Accrued distribution fee                                                                       66,632
Accrued service fee                                                                            87,443
Accrued transfer agency fee                                                                    49,045
Accrued administrative services fee                                                            17,302
Other accrued expenses                                                                        351,563
                                                                                              -------
Total liabilities                                                                             571,985
                                                                                              -------
Net assets applicable to outstanding capital stock                                    $21,102,387,486
                                                                                      ===============

Represented by
Capital stock-- $.01 par value (Note 1)                                               $     7,046,067
Additional paid-in capital                                                             11,965,385,836
Undistributed net investment income                                                        23,542,964
Accumulated net realized gain (loss)                                                       32,815,546
Unrealized appreciation (depreciation) on investments                                   9,073,597,073
                                                                                        -------------
Total -- representing net assets applicable to outstanding capital stock              $21,102,387,486
                                                                                      ===============
Net assets applicable to outstanding shares:             Class A                      $12,485,497,384
                                                         Class B                      $ 3,347,326,341
                                                         Class Y                      $ 5,269,563,761
Net asset value per share of outstanding capital stock:  Class A shares  415,786,648  $         30.03
                                                         Class B shares  113,457,420  $         29.50
                                                         Class Y shares  175,362,585  $         30.05

See accompanying notes to financial statements.
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

Statement of operations
IDS New Dimensions Fund, Inc.

Six months ended Jan. 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                $   70,784,608
Interest                                                                     35,075,452
   Less foreign taxes withheld                                                 (416,181)
                                                                               --------
Total income                                                                105,443,879
                                                                            -----------
Expenses (Note 2):
Expenses allocated from Growth Trends Portfolio                              46,068,791
Distribution fee-- Class B                                                    9,924,734
Transfer agency fee                                                           8,336,993
Incremental transfer agency fee-- Class B                                       127,516
Service fee
   Class A                                                                    9,009,220
   Class B                                                                    2,302,664
   Class Y                                                                    2,219,547
Administrative services fees and expenses                                     2,820,139
Compensation of board members                                                    14,573
Postage                                                                         310,973
Registration fees                                                               693,343
Reports to shareholders                                                         146,940
Audit fees                                                                        5,375
Other                                                                            41,834
                                                                                 ------
Total expenses                                                               82,022,642
   Earnings credits on cash balances (Note 2)                                  (269,390)
                                                                               --------
Total net expenses                                                           81,753,252
                                                                             ----------
Investment income (loss) -- net                                              23,690,627
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     36,448,820
   Options contracts written                                                    582,941
                                                                                -------
Net realized gains (loss) on investments                                     37,031,761
Net change in unrealized appreciation (depreciation) on investments       2,761,232,843
                                                                          -------------
Net gain (loss) on investments                                            2,798,264,604
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $2,821,955,231
                                                                         ==============

See accompanying notes to financial statements.

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


Statements of changes in net assets
IDS New Dimensions Fund, Inc.

                                                                     Jan. 31,1999    July 31, 1998
                                                                   Six months ended    Year ended
                                                                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                    $    23,690,627  $    72,450,747
Net realized gain (loss) on investments                                 37,031,761    1,597,073,321
Net change in unrealized appreciation (depreciation) on investments  2,761,232,843      714,798,883
Net increase  (decrease) in net assets  resulting  from  operations  2,821,955,231    2,384,322,951
Distributions to shareholders from:
   Net investment income
      Class A                                                          (23,043,273)     (58,234,507)
      Class B                                                             (26,649)       (2,003,179)
      Class Y                                                          (12,552,851)     (29,212,970)
   Net realized gain
      Class A                                                         (657,559,948)    (598,215,942)
      Class B                                                         (175,200,623)    (123,782,372)
      Class Y                                                         (277,045,972)    (262,398,411)
Total distributions                                                 (1,145,429,316)  (1,073,847,381)

Capital share transactions (Note 3)
Proceeds from sales
      Class A shares (Note 2)                                        1,324,355,604    2,300,157,947
      Class B shares                                                   540,765,143      859,557,938
      Class Y shares                                                   693,775,594    1,354,680,110
Reinvestment of distributions at net asset value
      Class A shares                                                   644,356,503      631,313,264
      Class B shares                                                   174,181,094      125,206,650
      Class Y shares                                                   289,598,823      291,611,382
Payments for redemptions
      Class A shares                                                (1,040,315,682)  (1,829,011,859)
      Class B shares (Note 2)                                         (151,989,722)    (198,219,683)
      Class Y shares                                                  (697,940,645)  (1,156,873,021)
Increase (decrease) in net assets from capital share transactions    1,776,786,712    2,378,422,728
Total increase (decrease) in net assets                              3,453,312,627    3,688,898,298
Net assets at beginning of period                                   17,649,074,859   13,960,176,561
Net assets at end of period                                        $21,102,387,486  $17,649,074,859
Undistributed net investment income                                $    23,542,964  $    35,475,110

See accompanying notes to financial statements.


Notes to Financial Statements

IDS New Dimensions Fund, Inc.
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Trends Portfolio
Effective May 13, 1996, the Fund began investing all of its assets in the Growth
Trends  Portfolio  (the  Portfolio),  a series  of  Growth  Trust,  an  open-end investment  company  that  has  the  same  objectives  as  the  Fund.  This  was accomplished by transferring  the Fund's assets to the Portfolio in return for a proportionate  ownership  interest in the  Portfolio.  Growth  Trends  Portfolio
invests   primarily  in  common  stocks  of  companies   showing  potential  for
significant  growth and  operating  in areas  where  economic  or  technological changes are occuring.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Jan. 31, 1999, was 99.89%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of  estimates  Preparing  financial
statements that conform to generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide  administrative  services.  Under an  Administrative  Services
Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

The Fund entered into agreements with American Express  Financial  Advisors Inc.
for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $17,740,099 for Class A and $1,188,702 for Class B for the six months ended Jan. 31, 1999.

During the six months ended Jan. 31, 1999, the Fund's transfer agency fees were reduced by $269,390 as a result of earnings credits from overnight cash balances.
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

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                              Six months ended Jan. 31, 1999
                                         Class A            Class B         Class Y
Sold                                   49,568,448         20,543,371       25,793,402
Issued for reinvested distributions    22,657,590          6,228,996       10,176,713
Redeemed                              (39,104,385)        (5,820,408)     (26,221,332)
Net increase (decrease)                33,121,653         20,951,959        9,748,783

                                                 Year ended July 31, 1998
                                         Class A            Class B         Class Y
Sold                                   88,920,630         33,593,016       52,176,081
Issued for reinvested distributions    27,069,484          5,424,914       12,496,203
Redeemed                              (70,554,955)        (7,673,915)     (44,670,182)
Net increase (decrease)                45,435,159         31,344,015       20,002,102


4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan.
31, 1999.

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

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended July, 31
Per share income and capital changesa

                                                                    Class A

                                                  1999b     1998      1997       1996c      1995

Net asset value, beginning of period            $27.59    $25.69    $18.54     $17.24     $14.06

Income from investment operations:

Net investment income (loss)                       .04       .13       .15        .17        .16

Net gains (losses) (both realized and unrealized) 4.15      3.67      7.80       1.88       3.64

Total from investment operations                  4.19      3.80      7.95       2.05       3.80

Less distributions:

Dividends from net investment income              (.06)     (.17)     (.13)      (.15)      (.12)

Distributions from realized gains                (1.69)    (1.73)     (.67)      (.60)      (.50)

Total distributions                              (1.75)    (1.90)     (.80)      (.75)      (.62)

Net asset value, end of period                  $30.03    $27.59    $25.69     $18.54     $17.24

Ratios/supplemental data

                                                                    Class A

                                                  1999b     1998      1997       1996c      1995

Net assets, end of period (in millions)        $12,485   $10,559    $8,663     $5,626     $4,575

Ratio of expenses to average daily net assetse    .84%d     .82%      .91%       .94%d      .90%

Ratio of net investment income (loss)
to average daily net assets                       .37%d     .55%      .73%       .78%d     1.07%

Portfolio turnover rate
(excluding short-term securities)                  17%       38%       32%        41%        54%
Total returnf                                   15.51%    16.19%    43.81%     12.18%     28.42%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Sept. 30, to July 31, effective
  1996.
d Adjusted to an annual basis.
e Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.

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

Fiscal period ended July, 31
Per share income and capital changesa

                                                     Class B                                   Class Y

                                      1999b   1998    1997   1996c    1995d      1999b   1998     1997   1996c   1995d

Net asset value,
beginning of period                 $27.19  $25.38  $18.38  $17.18  $14.21      $27.62  $25.72  $18.56  $17.26  $14.21

Income from investment operations:

Net investment income (loss)          (.03)     --    (.02)    .03     .02         .06     .15     .18     .19     .10

Net gains (losses)
(both realized and unrealized)        4.03    3.57    7.73    1.88    2.95        4.14    3.68    7.81    1.88    2.95

Total from investment operations      4.00    3.57    7.71    1.91    2.97        4.20    3.83    7.99    2.07    3.05

Less distributions:

Dividends from
net investment income                  --     (.03)   (.04)  (.11)     --         (.08)   (.20)   (.16)   (.17)    --

Distributions from realized gains   (1.69)   (1.73)   (.67)  (.60)     --        (1.69)  (1.73)   (.67)   (.60)    --

Total distributions                 (1.69)   (1.76)   (.71)  (.71)     --        (1.77)  (1.93)   (.83)   (.77)    --

Net asset value, end of period     $29.50   $27.19  $25.38 $18.38  $17.18       $30.05  $27.62  $25.72  $18.56 $17.26

Ratios/supplemental data

                                                     Class B                                   Class Y

                                     1999b    1998    1997   1996c   1995d        1999b   1998    1997   1996c   1995d

Net assets, end of period
(in millions)                      $3,347   $2,515  $1,552   $593    $150       $5,270  $4,575  $3,745 $2,340  $1,792

Ratio of expenses to
average daily net assetsf           1.60%e   1.58%   1.67%  1.71%e   1.72%e       .77%e   .75%    .76%   .77%e   .76%e

Ratio of net investment income
(loss) to average daily net assets  (.40%)e  (.23%)  (.02%)  .01%e    .33%e       .44%e   .62%    .88%   .95%e  1.26%e

Portfolio turnover rate
(excluding short-term securities)     17%      38%     32%    41%      54%          17%    38%     32%    41%     54%

Total returng                      15.08%   15.31%  42.72% 11.47%   20.89%       15.54% 16.28%  44.02% 12.34%  21.48%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 1999 (Unaudited).
c The Fund's fiscal year-end was changed from Sept. 30, to July 31, effective
  1996.
d Inception date was March 20, 1995.
e Adjusted to an annual basis.
f Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
g Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
Growth Trends Portfolio

Jan. 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $12,189,236,528)                         $21,274,849,334
Cash in bank on demand deposit                                    11,735,317
Dividends and accrued interest receivable                         12,078,112
Receivable for investment securities sold                        101,942,665
U.S. government securities held as collateral (Note 4)           115,757,087
                                                                 -----------
Total assets                                                  21,516,362,515
                                                              --------------

Liabilities
Payable for investment securities purchased                      105,860,482
Payable upon return of securities loaned (Note 4)                283,354,587
Accrued investment management services fee                           286,582
Other accrued expenses                                                 9,977
                                                                       -----
Total liabilities                                                389,511,628
                                                                 -----------
Net assets                                                   $21,126,850,887
                                                             ===============

See accompanying notes to financial statements.



Statement of operations
Growth Trends Portfolio

Six months ended Jan. 31, 1999 (Unaudited)

Investment income
Income:
Dividend                                                                 $   70,865,528
Interest                                                                     34,988,486
   Less foreign taxes withheld                                                 (416,661)
                                                                               --------
Total income                                                                105,437,353
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                           45,518,278
Compensation of board members                                                    25,852
Custodian fees                                                                  463,487
Audit fees                                                                       15,625
Other                                                                           103,045
                                                                                -------
Total expenses                                                               46,126,287
   Earnings credits on cash balances (Note 2)                                    (4,852)
                                                                                 ------
Total net expenses                                                           46,121,435
                                                                             ----------
Investment income (loss) -- net                                              59,315,918
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            36,671,780
   Options contracts written (Note 5)                                           583,819
                                                                                -------
Net realized gain (loss) on investments                                      37,255,599
Net change in unrealized appreciation (depreciation) on investments       2,764,148,052
                                                                          -------------
Net gain (loss) on investments                                            2,801,403,651
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $2,860,719,569
                                                                         ==============

See accompanying notes to financial statements.


Statements of changes in net assets
Growth Trends Portfolio
                                                                         Jan. 31, 1999     July 31, 1998
                                                                       Six months ended      Year ended
                                                                           (Unaudited)

Operations
Investment income (loss) -- net                                        $     59,315,918  $   132,492,409
Net realized gain (loss) on investments                                      37,255,599    1,599,514,857
Net change in unrealized appreciation (depreciation) on investments       2,764,148,052      715,372,594
                                                                          -------------      -----------
Net increase (decrease) in net assets resulting from operations           2,860,719,569    2,447,379,860
Net contributions (withdrawals) from partners                               595,131,879    1,241,490,226
                                                                            -----------    -------------
Total increase (decrease) in net assets                                   3,455,851,448    3,688,870,086
Net assets at beginning of period                                        17,670,999,439   13,982,129,353
                                                                         --------------   --------------
Net assets at end of period                                             $21,126,850,887  $17,670,999,439
                                                                        ===============  ===============

See accompanying notes to financial statements.


Notes to Financial Statements

Growth Trends Portfolio
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $427,706 for the six months ended Jan. 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1999, the Portfolio's custodian fees were reduced by $4,852 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,137,241,323 and $2,897,019,657, respectively, for the six months ended Jan. 31, 1999. For the same year, the portfolio turnover rate was 17%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $1,316,197 for the six months ended Jan. 31, 1999.

4. LENDING OF PORTFOLIO SECURITIES
At Jan. 31, 1999, securities valued at $290,337,350 were on loan to brokers. For collateral, the Portfolio received $167,597,500 in cash and U.S. government securities valued at $115,757,087. Income from securities lending amounted to $393,712 for the six months ended Jan. 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. OPTIONS CONTRACTS WRITTEN
The number of contracts and premium amounts associated with options contracts written is as follows:

                                                  Six months ended Jan. 31, 1999
                                                               Calls
                                                    Contracts         Premium
Balance July 31, 1998                                    --     $         --
Opened                                                2,925          583,819
Expired                                              (2,925)        (583,819)
Balance Jan. 31, 1999                                    --     $         --
See "Summary of significant accounting policies."


Investments in Securities

Growth Trends Portfolio
Jan. 31, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (93.4%)
Issuer                                                        Shares            Value(a)

Aerospace & defense (0.6%)
United Technologies                                        1,000,000       $119,437,500

Airlines (1.5%)
AMR                                                        2,000,000(b)     117,500,000
Southwest Airlines                                         7,700,000        206,937,500
Total                                                                       324,437,500

Automotive & related (0.8%)
Ford Motor                                                 2,600,000        159,737,500

Banks and savings & loans (4.1%)
BankAmerica                                                2,000,000        133,750,000
State Street                                               4,000,000        286,000,000
Wachovia                                                   1,000,000         88,625,000
Wells Fargo                                               10,000,000        349,375,000
Total                                                                       857,750,000

Beverages & tobacco (0.9%)
Coca-Cola                                                  3,000,000        196,312,500

Chemicals (1.5%)
Waste Management                                           6,400,000        319,600,000

Communications equipment & services (2.2%)
Lucent Technologies                                        2,700,000        303,918,750
Tellabs                                                    1,800,000(b)     154,350,000
Total                                                                       458,268,750

Computers & office equipment (19.9%)
America Online                                             3,000,000(b)     527,062,500
BMC Software                                               3,000,000(b,e)   140,062,500
Cisco Systems                                              8,000,000(b)     892,499,999
Compaq Computer                                            8,500,000        404,812,500
Compuware                                                  1,600,000(b)     106,000,000
EMC                                                        3,000,000(b)     326,625,000
Hewlett-Packard                                            2,500,000        195,937,500
Intl Business Machines                                     3,600,000        659,700,000
Microsoft                                                  3,600,000(b)     630,000,000
Network Associates                                         2,000,000(b,e)   104,750,000
Novell                                                     5,000,000        101,875,000
Xerox                                                      1,000,000        124,000,000
Total                                                                     4,213,324,999

Electronics (5.0%)
Applied Materials                                          1,700,000(b)     107,418,750
Intel                                                      3,500,000        493,281,250
Teradyne                                                     300,000(b)      19,762,500
Texas Instruments                                          3,250,000        321,343,750
Uniphase                                                   1,300,000(b,e)   118,462,500
Total                                                                     1,060,268,750

Energy (1.9%)
Exxon                                                      2,300,000        162,006,250
Mobil                                                      2,000,000        175,375,000
Royal Dutch Petroleum                                      1,500,000(c)      60,093,750
Total                                                                       397,475,000

Energy equipment & services (0.1%)
Schlumberger                                                 300,000(c)      14,287,500

Financial services (6.1%)
Associates First Capital Cl A                              3,000,000        121,687,500
Citigroup                                                  5,800,000        325,162,500
Fannie Mae                                                 3,400,000        247,775,000
MBNA                                                       7,500,000        209,531,250
Morgan Stanley, Dean Witter, Discover & Co                 3,000,000        260,437,500
Paychex                                                    2,400,000        116,850,000
Schwab (Charles)                                             200,000         14,062,500
Total                                                                     1,295,506,250

Health care (11.2%)
ALZA                                                       1,000,000(b)     $50,562,500
Boston Scientific                                          2,000,000(b)      48,875,000
Bristol-Myers Squibb                                       3,400,000        435,837,500
Elan ADR                                                   2,500,000(b,c,e) 168,750,000
Johnson & Johnson                                          1,000,000         85,000,000
Medtronic                                                  2,900,000        231,093,750
Merck & Co                                                 2,000,000        293,500,000
Pfizer                                                     4,500,000        578,812,500
Schering-Plough                                            4,800,000        261,600,000
Warner-Lambert                                             2,900,000        209,343,750
Total                                                                     2,363,375,000

Health care services (2.9%)
Cardinal Health                                            4,000,000        295,750,000
HEALTHSOUTH Rehabilitation                                   200,000(b)       2,712,500
IMS Health                                                 3,000,000        109,875,000
McKesson HBOC                                              2,400,000        180,300,000
Service Corp Intl                                          1,290,100         20,480,338
Total                                                                       609,117,838

Household products (1.1%)
Gillette                                                   2,400,000        141,000,000
Procter & Gamble                                           1,100,000         99,962,500
Total                                                                       240,962,500

Industrial equipment & services (0.5%)
Illinois Tool Works                                        1,700,000        102,531,250

Insurance (1.5%)
ACE                                                        4,000,000(c)     112,000,000
American Intl Group                                        2,000,000        205,875,000
Total                                                                       317,875,000


Media (5.5%)
CBS                                                        6,000,000        204,000,000
Clear Channel Communications                               2,000,000(b)     123,750,000
Comcast Special Cl A                                         700,000         47,589,063
Gannett                                                    4,200,000        276,412,500
New York Times Cl A                                        2,000,000         68,625,000
Time Warner                                                7,200,000        450,000,000
Total                                                                     1,170,376,563

Multi-industry conglomerates (4.9%)
General Electric                                           7,000,000        734,125,000
Tyco Intl                                                  4,000,000(c)     308,250,000
Total                                                                     1,042,375,000

Restaurants & lodging (1.0%)
Marriott Intl Cl A                                         6,000,000        210,750,000

Retail (12.5%)
Costco Companies                                           3,000,000(b)     248,625,000
CVS                                                        4,500,000        246,375,000
Dayton Hudson                                              6,100,000        388,875,000
Home Depot                                                 5,600,000        338,100,000
Kroger                                                     2,500,000(b,e)   158,750,000
Safeway                                                    9,000,000(b)     505,125,000
TJX Companies                                              1,000,000         29,562,500
Wal-Mart Stores                                            8,400,000        722,400,000
Total                                                                     2,637,812,500

Transportation (--%)
Kansas City Southern Inds                                    152,700          7,253,250

Utilities -- electric (1.1%)
CMS Energy                                                 3,400,000        145,562,500
Duke Energy                                                1,270,000         78,501,875
Total                                                                       224,064,375

Utilities -- gas (0.5%)
El Paso Energy                                             3,500,000        115,500,000

Utilities -- telephone (6.1%)
AirTouch Communications                                    2,000,000(b)     193,125,000
BellSouth                                                 10,000,000        446,250,000
MCI WorldCom                                               4,700,000(b)     374,825,000
U S WEST Communications Group                              4,300,000        265,256,250
Total                                                                     1,279,456,250

Total common stocks
(Cost: $10,651,921,191)                                                 $19,737,855,775

See accompanying notes to investments in securities


Short-term securities (7.3%)

Issuer                                     Annualized       Amount           Value(a)
                                         yield on date    payable at
                                          of purchase      maturity

U.S. government agencies (0.8%)
Federal Home Loan Bank Disc Nt
   03-19-99                                    4.75%     $12,000,000        $11,924,480
Federal Home Loan Mtge Corp Disc Nts
   02-08-99                                    4.82       29,100,000         29,065,080
   02-10-99                                    5.04       30,200,000         30,153,769
   02-12-99                                    5.07       13,800,000         13,774,884
   02-16-99                                    5.07       35,400,000         35,293,698
   03-11-99                                    4.79       20,800,000         20,689,991
   03-19-99                                    4.75       13,000,000         12,918,187
   03-22-99                                    4.74       22,100,000         21,952,538
Total                                                                       175,772,627

Certificates of deposit (0.1%)
Harris Trust
   02-22-99                                    5.15       16,300,000         16,300,000
U.S. Bank Minneapolis
   08-09-99                                    4.89       13,700,000         13,700,000
Total                                                                        30,000,000

Commercial paper (5.9%)
ABB Treasury Center USA
   02-18-99                                    5.14       27,200,000(d)      27,090,053
Alcoa Aluminum Co of America
   03-03-99                                    5.19        5,000,000          4,966,060
American General Finance
   04-26-99                                    5.14        5,000,000          4,940,550
   05-07-99                                    4.89        9,400,000          9,274,614
ANZ (Delaware)
   02-11-99                                    4.87       21,900,000         21,864,594
   04-12-99                                    4.91       10,000,000          9,878,500
Avco Financial Services
   02-16-99                                    5.29        4,400,000          4,389,092
   03-26-99                                    5.13       15,200,000         15,082,307
BBV Finance (Delaware)
   04-14-99                                    4.87       20,000,000         19,795,000
Bear Stearns
   04-15-99                                    4.87       11,200,000         11,083,669
   04-23-99                                    4.85        4,400,000          4,349,488
   05-26-99                                    4.86        7,100,000          6,986,933
BMW US Capital
   03-01-99                                    4.84        6,100,000          6,075,498
   03-05-99                                    4.84        4,400,000          4,379,991
CAFCO
   02-19-99                                    5.42        8,000,000(d)       7,973,756
   05-10-99                                    4.85        7,600,000(d)       7,495,521
Cargill Global
   03-05-99                                    4.92       12,000,000(d)      11,944,580
Ciesco LP
   02-24-99                                    4.88       20,900,000         20,829,607
   03-19-99                                    4.88        8,400,000(d)       8,337,848
   04-12-99                                    4.85       14,500,000         14,355,338
CIT Group Holdings
   02-23-99                                    4.87       22,500,000         22,427,250
   03-01-99                                    4.89       20,000,000         19,919,000
Consolidated Natural Gas
   02-08-99                                    5.21       22,455,000         22,425,977
   02-09-99                                    5.26       15,447,000         15,424,602
Corporate Receivables
   02-01-99                                    5.42       10,000,000(d)       9,997,014
   03-12-99                                    5.18       15,000,000(d)      14,911,003
CXC
   03-04-99                                    4.91       11,500,000(d)      11,448,557
   03-19-99                                    4.91       13,000,000(d)      12,912,357
Daimler-Benz
   03-18-99                                    5.25       18,800,000         18,677,904
Delaware Funding
   02-18-99                                    5.26       10,000,000(d)       9,954,134
   02-22-99                                    4.87       15,400,000(d)      15,352,281
   02-25-99                                    4.88        5,768,000(d)       5,747,796
   02-26-99                                    5.26       10,000,000(d)       9,954,476
   04-22-99                                    4.85        3,600,000(d)       3,559,164
Duke Energy
   02-09-99                                    5.25       18,200,000         18,173,610
Exxon Asset Management
   02-01-99                                    4.82       20,800,000(d)      20,794,430
Falcon Asset
   02-22-99                                    4.89        5,800,000(d)       5,781,954
   03-09-99                                    4.87        8,100,000(d)       8,058,618
   03-11-99                                    4.92       10,000,000(d)       9,945,667
Fleet Funding
   02-02-99                                    4.93        2,900,000(d)       2,898,811
   02-24-99                                    4.88       18,016,000(d)      17,955,321
   02-24-99                                    4.93        8,400,000(d)       8,371,417
   02-25-99                                    4.87        2,700,000 (d)      2,690,542
Ford Motor Credit
   04-07-99                                    4.84       30,000,000         29,721,200
Gateway Fuel
   02-12-99                                    4.87        6,254,000          6,243,024
GMAC
   02-02-99                                    5.11       15,000,000         14,991,200
   02-23-99                                    4.88       20,800,000         20,732,608
   03-02-99                                    4.85       30,000,000         29,875,224
   03-02-99                                    4.86       18,100,000         18,024,563
   03-10-99                                    4.85       30,000,000         29,843,350
Goldman Sachs Group
   02-24-99                                    4.85        6,400,000          6,378,533
GTE Funding
   02-04-99                                    5.28        2,000,000          1,998,542
   02-08-99                                    5.21        5,200,000          5,193,279
   02-09-99                                    5.29        2,800,000          2,795,917
   02-10-99                                    5.23       29,000,000         28,954,010
   02-18-99                                    4.83        7,700,000          7,680,412
Heinz (HJ)
   02-26-99                                    5.24       13,700,000         13,646,570
Household Finance
   02-01-99                                    5.18        2,300,000          2,299,250
   03-03-99                                    4.85       30,000,000         29,871,200
   03-09-99                                    4.84       22,300,000         22,186,543
Intl Lease Finance
   02-19-99                                    5.19       10,000,000          9,968,513
Morgan Stanley, Dean Witter, Discover & Co
   02-01-99                                    4.85       26,200,000         26,192,941
   02-08-99                                    5.17       16,000,000         15,975,059
Natl Rural Utilities
   03-29-99                                    5.16       13,000,000         12,895,449
NBD Bank Canada
   02-16-99                                    4.88       12,500,000         12,471,313
   03-01-99                                    4.85       21,200,000         21,114,670
   03-02-99                                    5.19       13,200,000         13,139,598
New Center Asset Trust
   02-10-99                                    5.12        2,400,000          2,395,637
   02-10-99                                    5.19       10,000,000          9,984,264
   02-16-99                                    5.30        4,100,000          4,088,601
   02-19-99                                    5.13        7,700,000          7,674,745
   06-04-99                                    4.93        7,400,000          7,251,762
Preferred Receivables
   02-23-99                                    5.26        8,600,000(d)       8,558,315
   04-26-99                                    4.86       12,400,000(d)      12,252,564
Reed Elsevier
   03-09-99                                    4.90       23,500,000(d)      23,372,969
   03-16-99                                    4.89        9,800,000(d)       9,737,729
Salomon Smith Barney
   05-06-99                                    4.86        7,500,000          7,400,979
Sheffield Receivables
   02-05-99                                    5.21       10,000,000(d)       9,989,146
   03-04-99                                    4.88       19,000,000(d)      18,915,355
   03-16-99                                    4.89       11,900,000(d)      11,827,708
   03-17-99                                    4.94       18,500,000(d)      18,379,884
Societe Generale North America
   04-21-99                                    4.85       20,000,000         19,775,867
   04-28-99                                    4.85        7,200,000          7,112,424
Toyota Motor Credit
   02-04-99                                    5.18       14,200,000         14,187,201
USAA Capital
   02-02-99                                    5.41        8,900,000          8,896,002
U.S. Bank Minneapolis
   08-09-99                                    4.89       13,700,000         13,700,000
Variable Funding Capital
   02-01-99                                    4.81       40,000,000(d)      39,989,310
   02-17-99                                    4.92       18,542,000(d)      18,496,572
   03-01-99                                    4.87       13,500,000(d)      13,445,437
   03-15-99                                    4.90        5,000,000(d)       4,969,176
   04-20-99                                    4.88        3,200,000(d)       3,164,576
Westpac Capital
   04-08-99                                    4.88       15,800,000         15,617,679
   06-10-99                                    4.92       19,840,000         19,483,541
Windmill Funding
   02-08-99                                    5.34       15,300,000(d)      15,279,728
   03-17-99                                    4.89       14,900,000(d)      14,804,245
Total                                                                     1,237,719,268

Letters of credit (0.5%)
Bank of America-
AES Hawaii
   02-04-99                                    4.86       12,826,000(d)      12,817,360
   02-04-99                                    5.28       14,600,000         14,589,354
   02-04-99                                    5.35       10,279,000         10,271,405
   02-05-99                                    5.22       20,900,000         20,881,920
   02-22-99                                    5.22        8,700,000(d)       8,666,831
Chase Manhattan Bank-
Somerset Railroad
   02-18-99                                    4.87        5,800,000          5,785,123
First Chicago-
Commed Fuel
   02-17-99                                    5.25        6,000,000          5,981,446
   04-15-99                                    4.86        8,600,000          8,510,675
U.S. Bank Minneapolis-
Midwest Capital
   02-02-99                                    4.91        6,000,000          5,997,550
Total                                                                        93,501,664

Total short-term securities
(Cost: $1,537,315,337)                                                   $1,536,993,559

Total investments in securities
(Cost: $12,189,236,528)(f)                                              $21,274,849,334

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 1999, the value of foreign securities represented 3.14% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 1999, the cost of securities for federal income tax purpose was approximately $12,189,237,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $9,158,897,000
Unrealized depreciation                                       (73,285,000)

Net unrealized appreciation                                 $9,085,612,000

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arrangements

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Fund performance, objectives and account inquiries: 800-862-7919

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Automated account information (TouchTone(R) telephones only), including current
Fund prices and performance, account values and recent account transactions: 800-862-7919

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